Disclosure of other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Provisions	$ 27,370	$ 14,367
Pension liability	19,401	24,635
Other employee benefits	2,756	2,356
Unearned revenue	2,435	849
Other liabilities	$ 51,962	$ 42,207